Segment Information - Schedule of Company’s Sales Breakdown Based on Location of Customers (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Total	¥ 250,997	$ 34,588	¥ 172,156	¥ 197,564
Mainland China [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	187,842		106,216
Hong Kong [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	36,482
Africa [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	11,278		21,478
The United States [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	3,772		15,415
Mexico [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues			8,465
South America [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues			14,431
Others [Member]
Schedule of Company’s Sales Breakdown Based on Location of Customers [Line Items]
Revenues	¥ 11,623		¥ 6,151